Financial Instruments - Summary of Fair Value, Fair Value Level and Valuations Techniques and Inputs of Restricted Investments, Derivative Financial Instruments and Long-term Debt (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Level 1 of fair value hierarchy [member] | Term facility [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ (1,606.7)	$ (1,176.9)
Fair value	$ (1,615.3)	(1,161.4)
Valuation techniques and inputs	Quoted bid prices in an active market
Level 2 of fair value hierarchy [member] | Term loans [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ (38.7)	(29.5)
Fair value	$ (41.7)	(28.6)
Valuation techniques and inputs	Discounted cash flows. Cash flows used for valuation are those contractually due and are discounted at a rate that reflects the credit risk of the Company
Level 2 of fair value hierarchy [member] | Restricted investment [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 14.6	15.7
Fair value	$ 14.6	15.7
Valuation techniques and inputs	Discounted cash flows at a discount rate that reflects the current market rate for this type of investments at the end of the reporting period
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 3.7	(5.5)
Fair value	3.7	(5.5)
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member] | Favourable forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	8.9	3.4
Fair value	$ 8.9	3.4
Valuation techniques and inputs	Discounted cash flows. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of the counterparties for favourable position or the credit risk of the Company for unfavourable positions
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member] | Unfavourable forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ (3.5)	(6.9)
Fair value	(3.5)	(6.9)
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member] | Inflation rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	(1.7)	(2.0)
Fair value	$ (1.7)	$ (2.0)
Valuation techniques and inputs	Discounted cash flows. Future cash flows are estimated based on forward inflation rates (from observable yield curves at the end of the reporting period) and contract inflation rates, discounted at a rate that reflects the credit risk of the Company
Level 3 of fair value hierarchy [member] | Noncontrolling interest liability [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 19.0
Fair value	$ 19.0
Valuation techniques and inputs	Discounted cash flows. Future cash flows are estimated based on Telwater performance and a predetermined purchase price formula, discounted at a rate that reflects the credit risk of the Company